Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Sep. 25, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROSHARES TRUSTProShares S&P 500 Ex-Energy ETF (SPXE)
ProShares S&P 500 Ex-Financials ETF (SPXN)
ProShares S&P 500 Ex-Health Care ETF (SPXV)ProShares S&P 500 Ex-Technology ETF (SPXT)(each a “Fund” and collectively the “Funds”)Supplement dated September 25, 2024 to each Fund’s currently effective Summary Prospectus,Statutory Prospectus, and Statement of Additional Information, as supplemented or amended* * * * *At its meeting held on September 16-17, 2024, the Board of Trustees approved a change to each Fund’s diversification policy under the Investment Company Act of 1940, as amended. Under the revised policies, each Fund may operate as non-diversified to the extent necessary to approximate the composition of its respective underlying index. Each Fund was classified as diversified under its prior diversification policy.The following changes to each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information are effective immediately:Prospectus and Summary Prospectus1.Principal Investment Strategies. The following sentence is added as the second to last paragraph in the section titled “Principal Investment Strategies”:The Fund may operate as “non-diversified” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.2.Principal Risks. The following new risk is added:Non-Diversification Risk — To the extent that the Fund operates as “non-diversified” as necessary to approximate the composition of the Index, it may invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.Statement of Additional Information3.The following sentence is added as the last paragraph under Non-Diversified Status:ProShares S&P 500 Ex-Energy ETF, ProShares S&P 500 Ex-Financials ETF, ProShares S&P 500 Ex-Health Care ETF and ProShares S&P 500 Ex-Technology ETF may operate as “non-diversified,” as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its index.For more information, please contact the Funds at 1-866-776-5125Please retain this supplement for future reference.
ProShares S and P 500 Ex-Energy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROSHARES TRUSTProShares S&P 500 Ex-Energy ETF (SPXE)
ProShares S&P 500 Ex-Financials ETF (SPXN)
ProShares S&P 500 Ex-Health Care ETF (SPXV)ProShares S&P 500 Ex-Technology ETF (SPXT)(each a “Fund” and collectively the “Funds”)Supplement dated September 25, 2024 to each Fund’s currently effective Summary Prospectus,Statutory Prospectus, and Statement of Additional Information, as supplemented or amended* * * * *At its meeting held on September 16-17, 2024, the Board of Trustees approved a change to each Fund’s diversification policy under the Investment Company Act of 1940, as amended. Under the revised policies, each Fund may operate as non-diversified to the extent necessary to approximate the composition of its respective underlying index. Each Fund was classified as diversified under its prior diversification policy.The following changes to each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information are effective immediately:Prospectus and Summary Prospectus1.Principal Investment Strategies. The following sentence is added as the second to last paragraph in the section titled “Principal Investment Strategies”:The Fund may operate as “non-diversified” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.2.Principal Risks. The following new risk is added:Non-Diversification Risk — To the extent that the Fund operates as “non-diversified” as necessary to approximate the composition of the Index, it may invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.Statement of Additional Information3.The following sentence is added as the last paragraph under Non-Diversified Status:ProShares S&P 500 Ex-Energy ETF, ProShares S&P 500 Ex-Financials ETF, ProShares S&P 500 Ex-Health Care ETF and ProShares S&P 500 Ex-Technology ETF may operate as “non-diversified,” as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its index.For more information, please contact the Funds at 1-866-776-5125Please retain this supplement for future reference.